SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency translation and change in functional currency

(a)          Foreign currency translation and change in functional currency

Prior to October 1st, 2017, the functional currency of the Company's and each of its subsidiaries was the Canadian dollar.

Per IAS 21, the Effects of Changes in Foreign Exchange Rates, an entity's functional currency should reflect the underlying transactions, events, and conditions that are relevant to the entity. Management considered primary and secondary indicators in determining functional currency including the currency that influences sales prices, labor, material purchases and other costs. Other indicators including the currency in which funds from financing activities are generated, and the currency in which receipts from operations are usually retained. Management concluded that the Company and each of its subsidiaries should be measured using the United States dollar as the functional currency.

The Company has accounted for the change prospectively, as provided for under International Accounting Standard ("IAS") 21 — The Effect of Changes in Foreign Exchange Rates, and any amounts that were previously recorded in accumulated other comprehensive income ("AOCI") prior to the change will continue to be included in AOCI until the disposal of the operation.

The presentation currency of the consolidated financial statements is the United States dollar. Where functional currency is different than presentation currency, all revenues, expenses and cash flows for each period are translated into the presentation currency using average rates for the period, or the rates in effect at the date of the transaction for significant transactions. Assets and liabilities are translated using the exchange rate at the end of the period and stockholders' equity was translated at historical rates. The resulting translation adjustment was recorded as accumulated foreign currency translation adjustment in accumulated other comprehensive income.

Foreign currency denominated non-monetary assets and liabilities are translated at the historical rates of exchange in effect on the date the asset was acquired or liability incurred. Foreign currency denominated revenues and expenses are translated at the rate of exchange on the date on which such transactions occur. Foreign currency gains or losses arising on the settlement of foreign-currency denominated monetary assets and liabilities are recognized in profit or loss in the period in which they arise.

Financial assets and financial liabilities are recognized on the Company's consolidated statement of financial position when the Company becomes party to the contractual provisions of the instrument. Financial assets are de-recognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred. Financial liabilities are de-recognized when the obligation specified in the contract is discharged, cancelled or expired.

Financial instruments

(b)          Financial instruments

Financial assets

The Company classifies its cash and cash equivalents, cash held in escrow, restricted cash, and accounts receivable as loans and receivables. Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition loans and receivables are measured at amortized cost using the effective interest method.

Financial liabilities

The Company classifies its accounts payable and accrued liabilities as other financial liabilities. These financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

The Company classifies its convertible note as a financial liability at fair value through profit and loss. The entire instrument is recognized initially at fair value with any subsequent changes in fair value recognized as an unrealized gain or loss in the statement of loss and comprehensive loss. All related transaction costs are expensed as incurred.

Derivative instruments, including derivative instruments embedded in other contracts and instruments designated for hedging activities, are recognized as either asset or liabilities in the statement of financial position and measured at fair value. The Company has not used derivative instruments to hedge exposures to cash flow or foreign currency risks. Any change in the fair value of a derivative or an embedded derivative not designated as a hedging instrument is recognized as an unrealized gain or loss in the statement of loss and comprehensive loss.

Cash and cash equivalents	(c) Cash and cash equivalents Cash and cash equivalents include cash on hand and short-term, highly liquid investments that are readily convertible to known amounts of cash within 90 days of purchase.
Cash held in escrow

(d)          Cash held in escrow

Cash held in escrow represents cash placed in a joint escrow account that cannot be accessed by the Company without prior authorization from parties not related to the Company. Restricted cash is disclosed separately as part of other current assets. In the past, such cash was used to settle awards against the Company in its litigation with CardiAQ (see Note 24).

Restricted cash

(e)          Restricted cash

Restricted cash represents secured cash that cannot be accessed by the Company without prior authorization from parties not related to the Company. Restricted cash is disclosed separately as part of other non-current assets.

Inventory

(f)          Inventory

Inventory is valued at the lower of cost and net realizable value for finished goods, work in progress and raw materials. Cost is determined on a first-in, first-out basis. Cost of finished goods and work in progress includes direct material and labor costs and an allocation of manufacturing overhead and applicable shipping and handling costs. In determining net realizable value, the Company considers factors such as obsolescence, future demand for inventory and contractual arrangements with customers.

Property, Plant and equipment

(g)          Property, plant and equipment

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

As no finite useful life for land can be determined, related carrying amounts are not depreciated.

Depreciation of property, plant and equipment is recognized in profit or loss over the estimated useful lives using the following rates and methods:

Building	4% declining balance
Leasehold improvements	amortized over the life of the lease
Production & development equipment	30% declining balance
Computer hardware	30% declining balance
Computer software	100% declining balance
Office equipment	20% declining balance

Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognized in profit or loss.

Impairment of assets

(h)          Impairment of assets

Financial assets (including accounts receivable)

The Company reviews its accounts receivable at least at each reporting date to determine whether there is objective evidence that it is impaired.

The Company considers evidence of impairment for accounts receivable when the amounts are past due or when other objective information is received that a specific counterparty may default. Accounts receivable that are not considered to be individually impaired are reviewed for impairment in groups, using historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management's judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

An impairment loss is calculated as the difference between an asset's carrying amount and the present value of the estimated future cash flows discounted at the asset's original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When subsequent events cause the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

Non-financial assets

The carrying amounts of the Company's non-financial assets, other than inventories are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset's recoverable amount is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, if it is not possible to estimate the recoverable amount of an individual asset, the asset is included in the cash-generating unit to which it belongs and the recoverable amount of the cash-generating unit is estimated. As a result, some assets are tested individually for impairment and some are tested at the cash-generating unit level. A cash-generating unit is the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets.

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the unit on a pro-rata basis.

Contingent Liabilities and Provisions

(i)          Contingent Liabilities and Provisions

Provisions for product warranties, legal disputes, onerous contracts or other claims are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic resources will be required from the Company and amounts can be estimated reliably. No liability is recognized if an outflow of economic resources as a result of present obligations is not probable. Such situations are disclosed as contingent liabilities unless the outflow of resources is remote.

Employee benefits

(j)          Employee benefits

The Company provides short-term employee benefits and post-employment benefits to current employees. The short-term employee benefits include wages, salaries, social security contributions, paid annual leave, paid sick leave and medical care. Short-term employee benefits obligations are measured on an undiscounted basis and are expensed as the related service is provided.

The Company provides post-employment benefits through defined contribution plans, including contributions to the Canadian Pension Plan and individual Registered Retirement Savings Plans of qualified employees. Contributions to defined contribution pension plans are recognized as an employee benefit expense in the years during which services are rendered by employees.

Revenue recognition

(k)          Revenue recognition

The Company earns revenue from four sources: the Reducer, product sales, contract manufacturing and consulting services. Revenues from these four sources are recognized as follows:

Revenue from the sale of goods is recognized when the Company has transferred to the buyer the significant risks and rewards of ownership of the goods, the Company retains neither continuing managerial involvement nor effective control over the goods sold, the amount of revenue can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Company and the costs incurred or to be incurred in respect of the transaction can be measured reliably. For consulting services, revenue is recognized when the amount of revenue can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Company and the stage of completion and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Reducer, Product sales and Contract manufacturing

For the Reducer, product sales and contract manufacturing, these criteria are met upon time of shipment at shipping point.

Consulting services

For consulting services, these criteria are met as the services are delivered under the terms of the related consulting services contract.

Product sales ceased in 2015 and contract manufacturing and consulting services ceased at the end of 2017.

Research and development

(l)          Research and development

The Company is engaged in research and development. Research costs are expensed as incurred. Development costs are expensed in the period incurred, unless they meet the criteria for capitalization. The criteria include that development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditure is recognized in profit or loss as incurred. Management reviews the applicable criteria on a regular basis and if the criteria are no longer met, any remaining unamortized balance is written off as a charge to profit or loss. Research and development costs are reduced by any scientific research and experimental development tax credits to which the Company is entitled.

Government assistance

(m)          Government assistance

Government assistance, consisting of grants and scientific research and experimental development tax credits, is recorded as a reduction of either the related expense or the cost of the asset to which it relates. The assistance is recorded in the accounts when reasonable assurance exists that the Company has complied with the terms and conditions of the assistance program and when there is reasonable assurance that the assistance will be realized.

Interest income and interest expense

(n)          Interest income and interest expense

Interest income comprises interest income from high interest savings accounts and guaranteed investment certificates. Interest income is recognized in profit or loss, using the effective interest method.

Operating lease

(o)          Operating lease

Leases where the Company does not assume substantially all the risks and rewards of ownership are classified as operating leases. Payments on operating leases are recognized as an expense on a straight-line basis over the lease term. Associated costs, such as maintenance and insurance, are expensed as incurred.

Income taxes

(p)          Income taxes

Tax expense represents current tax and deferred tax. Tax is recognized in profit or loss except to the extent it relates to items recognized in other comprehensive income or directly in equity. Current tax is based on the taxable profits for the year, and is calculated using tax rates that have been enacted or substantively enacted by the reporting date.

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their respective carrying amounts in the consolidated financial statements. However, deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither the accounting profit nor taxable profit. Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized. Deferred tax assets and liabilities are offset when the Company has a right and intention to offset tax assets and liabilities from the same taxation authority.

Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the reporting date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability settled.

Equity

(q)          Equity

Share capital represents the value of shares that have been issued. Any transaction costs associated with the issuing of shares are deducted from share capital.

From time to time the Company may issue units consisting of common shares and common share purchase warrants. The Company estimates the fair value of the common shares based on their market price on the date of the issuance of the units. The residual difference, if any, between the unit price and the fair value of each common share represents the fair value attributable to each warrant. Any transaction costs associated with the issuance of units would be apportioned between the common shares and warrants based on their relative fair values.

Professional, consulting, regulatory fees and other costs that are directly attributable to financing transactions are deferred until such time as the transactions are completed. Share issue costs are charged to share capital when the related shares are issued. Costs relating to financing transactions that are abandoned are charged to profit and loss.

Contributed surplus includes the fair value of vested stock options (see Note 3(r)).

Deficit includes all current and prior period losses.

Share-based payments

(r)          Share-based payments

The Company has an equity-settled share-based stock option plan. The Company grants stock options to buy common shares of the Company to directors, officers, employees and consultants (see Note 17(c)).

The fair value of the stock options awarded to employees, directors, officers and service providers is measured at grant date, using the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company's common shares, based on historic market price volatility, and an expected life of the options. The fair value of the options is recognized as an employee expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the options. The amount recognized as expense is adjusted to reflect the number of stock options expected to vest.

For stock options with non-vesting conditions, the grant date fair value of the options is recognized to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Loss per share

(s)          Loss per share

Loss per share is computed using the weighted average number of common shares outstanding during the year. Diluted loss per share is computed using the weighted average number of common shares outstanding during the year for the effects of all potentially dilutive shares, only when their conversion to shares would decrease earnings per share or increase loss per share.

Operating segment

(t)          Operating segment

The Company operates its business in one segment. The Company reports information about revenues from customers for the Reducer, products sales, contract manufacturing and consulting services, from geographical areas, and from major customers.

Future accounting pronouncements

(u)          Future accounting pronouncements

The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective. The Company has not early adopted any of these standards, but will adopt by their respective mandatory application date.

The new standard for financial instruments (IFRS 9) introduces extensive changes to IAS 39's guidance on the classification and measurement of financial assets and introduces a new 'expected credit loss' model for the impairment of financial assets. IFRS 9 also provides new guidance on the application of hedge accounting.

IFRS 9 divides all financial assets into two classifications — those measured at amortized cost and those measured at fair value. Classification is made at the time the financial asset is initially recognized when the entity becomes a party to the contractual provisions of the instrument. The transition guidance is complex and mainly requires retrospective application.

Most of the requirements in IAS 39 for the classification and measurement of financial liabilities have been carried forward unchanged to IFRS 9. Where an entity chooses to measure its own debt at fair value, IFRS 9 now requires the amount of the change in fair value due to changes in the issuing of the entity's own credit risk to be presented in other comprehensive income. An exception to the new approach is made where the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in profit or loss, in which case all gains or losses on that liability are to be presented in profit or loss. The requirements in IAS 39 related to de-recognition of financial assets and financial liabilities have been incorporated unchanged into IFRS 9. The new standard is required to be applied for annual reporting periods beginning on or after January 1, 2018. Early application of this standard is permitted.

IFRS 15 presents new requirements for the recognition of revenue, replacing IAS 18 'Revenue', IAS 11 'Construction Contracts', and several revenue-related Interpretations. The new standard establishes a control-based revenue recognition model and provides additional guidance in many areas not covered in detail under existing IFRSs, including how to account for arrangements with multiple performance obligations, variable pricing, customer refund rights, supplier repurchase options, and other common complexities.

IFRS 15 applies to contracts with customers to provide goods or services, including construction contracts and licensing of intellectual property. It will not apply to certain contracts within the scope of other IFRSs such as lease contracts, insurance contracts, financing arrangements, financial instruments, guarantees other than product warranties, and non-monetary exchanges between entities in the same line of business to facilitate sales to third-party customers. The new standard is required to be applied for annual reporting periods beginning on or after January 1, 2018. Early application of this standard is permitted.

The Company performed an analysis to assess the impact of this standard. The Company's earns revenue from four sources: the Reducer, product sales, contract manufacturing and consulting services. Product sales ceased in 2015, contract manufacturing and consulting services ceased in 2017. The Company only expects revenue from Reducer sales in 2018. The Company does not anticipate a material impact on its revenue recognition polices or cash flows as a result of the adoption of this standard.

IFRS 16 Leases sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract. All leases result in the lessee obtaining the right to use an asset at the start of the lease and, if lease payments are made over time, also obtaining financing. Accordingly, from the perspective of the lessee, IFRS 16 eliminates the classification of leases as either operating leases or finance leases as is required by IAS 17 Leases and, instead, introduces a single lessee accounting model. From the perspective of the lessor, IFRS 16 substantially carries forward the accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and accounts for those two types of leases differently. The new standard is required to be applied for annual reporting periods beginning on or after January 1, 2019. Early application of this standard is permitted.

While the Company continues to assess all potential impacts and transition provisions of this standard, the Company believes that the most significant impact will be related to the accounting for operating leases associated with office space. At this time, a quantitative estimate of the effect of the new standard has not been determined, but the Company anticipates a material impact to its statements of financial position due to the recognition of the present value of unavoidable future lease payments as lease assets and lease liabilities. The measurement of the total lease expense over the term of the lease is unaffected by the new standard; however, the required presentation on the consolidated statements of earnings (loss) will result in lease expenses being presented as depreciation of lease assets and finance costs rather than being fully recognized as general and administrative costs.